OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other long-term liabilities
Other long-term liabilities consisted of the following:

	December 31, 2017	December 31, 2016
Defined benefit pension plan liabilities	$63,579	$60,141
Post retiree medical plan	21,527	22,740
Environmental liabilities	140,403	145,928
Other	336	312
	$225,845	$229,121